Reporting Entity and description of business, Significant Transactions (Details)																		1 Months Ended			12 Months Ended
	Jun. 25, 2026 MXN ($)	Sep. 01, 2025 MXN ($) Bitcoin	Aug. 31, 2025 USD ($)	Oct. 28, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jul. 30, 2024 MXN ($)	Apr. 09, 2024 MXN ($)	Mar. 26, 2024 USD ($)	Mar. 20, 2024 shares	Feb. 26, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Sep. 14, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Feb. 28, 2023 MXN ($) ManzanaSquareMeter	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 MXN ($) Tranche shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($) shares	Sep. 12, 2025 USD ($)	Jun. 25, 2025 Bitcoin	Apr. 04, 2025 USD ($)	Mar. 07, 2025 USD ($)	Feb. 13, 2025 MXN ($)	Jan. 31, 2025 USD ($)	Jan. 30, 2025 USD ($)	Oct. 17, 2024 USD ($)	Sep. 30, 2024 USD ($)	May 26, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 MXN ($)	Oct. 31, 2023 MXN ($)	Aug. 24, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 USD ($)
Significant transactions [Abstract]
Credit line																								$ 31,480,000									$ 18,149,309
Maturity date																					36-month
Number of bitcoin acquired | Bitcoin																										21
Bitcoin acquisition amount	$ 41,931,431
Number of bitcoin sold | Bitcoin		21
Bitcoin sale proceeds amount		$ 42,791,690
Net gain cryptocurrency																					$ 1,040,259	$ 0	$ 0
Proceeds from borrowings																					$ 558,796,971	$ 8,964,217,491	2,116,176,076
Annual interest rate																																	15.00%
Percentage of shares original shareholder obtained									87.20%
Warrants outstanding (in shares) | shares									16,875,000												16,802,097	16,812,123		16,802,097
Listing expense																					$ 0	$ 917,366,970	0
Impact of business combination additional paid in capital																						713,581,752
Outstanding loan																					$ 10,719,644,941	11,174,200,426
Number of tranches | Tranche																					2
Additional paid-in capital [Member]
Significant transactions [Abstract]
Impact of business combination additional paid in capital																						$ 713,581,752
Beach Club [Member]
Significant transactions [Abstract]
Acquisition cost																																											$ 171,000,000	$ 9,400,000
Disbursement for land																				$ 8,000,000
Disbursement for construction																		$ 7,000,000	$ 5,000,000
HCM Acquisition Corp [Member]
Significant transactions [Abstract]
Percentage of shares original shareholder obtained									87.20%
Ordinary shares outstanding (in shares) | shares									79,242,873
Warrants outstanding (in shares) | shares									16,875,000
Percentage of shares obtained by sponsor									11.10%
Percentage of shares vendors obtained									1.60%
Percentage of shares remaining sponsor obtained									0.10%
Listing expense																					$ 917,366,970
Net liabilities																					139,024,296
Business combination transaction cost																					64,760,922
HCM Acquisition Corp [Member] | Additional paid-in capital [Member]
Significant transactions [Abstract]
Impact of business combination additional paid in capital																					713,581,752
Lote 1 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	4,117.88
Lote 2 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	6,294.08
Lote 3 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	4,117.88
Lote 4 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	10,015.68
Lote 5 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	11,986.53
Lote 6 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	2,912.02
Lote 7 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	568.51
Lote 8 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter																	635.25
Finamo [Member]
Significant transactions [Abstract]
Outstanding balance of sale and lease back agreement																	$ 350,000,000																						$ 60,000,000	$ 60,000,000
Proceeds from borrowings													$ 26,000,000	$ 350,000,000
Annual interest rate													15.00%	17.00%
Outstanding loan														$ 350,000,000							$ 964,200,000			$ 53,700,000
Finamo [Member] | Beach Club [Member]
Significant transactions [Abstract]
Lease term																	48 months
Lease agreement amount																	$ 350,000,000
Operadora Hotelera GI, S. A. de C. V. [Member]
Significant transactions [Abstract]
Lease term						60 months
Rent payment						$ 40,226,116
Value added tax						16.00%
S. A. de C. V. [Member]
Significant transactions [Abstract]
Credit line								$ 1,500,000																													$ 2,000,000
Maturity date							6 months														November 5, 2025
Proceeds from borrowings							$ 100,000,000
Annual interest rate																																				22.00%
S. A. de C. V. [Member] | Minimum [Member]
Significant transactions [Abstract]
Extended maturity date							Dec. 03, 2024
S. A. de C. V. [Member] | Maximum [Member]
Significant transactions [Abstract]
Extended maturity date							Nov. 05, 2025
Exitus [Member]
Significant transactions [Abstract]
Credit line																								2,500,000
Proceeds from borrowings								311,000		$ 316,000		$ 70,000
Outstanding loan																					$ 366,300,000			20,400,000
ALG [Member]
Significant transactions [Abstract]
Annual interest rate																																											10.00%	10.00%
Outstanding loan																					$ 359,100,000			20,000,000
ALG [Member] | Beach Club [Member]
Significant transactions [Abstract]
Maturity date																				December 1, 2030
Annual interest rate																																											10.00%	10.00%
Principal amount																																												$ 20,000,000
Bancomext [Member]
Significant transactions [Abstract]
Credit line																			$ 75,000,000																							$ 100,000,000
Sofoplus [Member]
Significant transactions [Abstract]
Credit line																								15,000,000
Maturity date																					February 1, 2028
Payment of loans																$ 57,593,160
Annual interest rate																															16.00%
Outstanding loan																													$ 5,129,228	$ 870,772
Sofoplus [Member] | Maximum [Member]
Significant transactions [Abstract]
Credit line																															$ 6,000,000
Exitus Capital [Member]
Significant transactions [Abstract]
Credit line																								$ 2,500,000				$ 1,500,000					$ 2,434,012
Maturity date																					March 7, 2027
Payment of loans			$ 20,403,165												$ 75,130,254
Outstanding balance of sale and lease back agreement																											$ 3,286,980
Outstanding loan								$ 311,000		$ 316,000		$ 70,000											$ 18,391,571											$ 374,000	$ 325,000			$ 1,088,677
Principal amount															$ 200,000,000
Fideicomiso Murano [Member]
Significant transactions [Abstract]
Credit line																																									$ 35,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Significant transactions [Abstract]
Credit line																																									10,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Significant transactions [Abstract]
Interest rate spread																					4.0116%			4.0116%
Syndicated Secured Mortgage Loan [Member]
Significant transactions [Abstract]
Credit line																								$ 30,000,000																	$ 45,000,000
Maturity date																					February 5, 2033
Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Significant transactions [Abstract]
Credit line																								239,811,150
Tranche C [Member]
Significant transactions [Abstract]
Proceeds from borrowings											$ 6,000,000
Percentage of shares original shareholder obtained							60.00%
Loan commitment																																				$ 6,000,000
NAFIN [Member]
Significant transactions [Abstract]
Credit line				$ 54,942,059																												$ 70,378,287
Maturity date																					October 28, 2027
Proceeds from borrowings				$ 54,942,059
Outstanding loan																					$ 1,044,400,000			$ 58,200,000
NAFIN [Member] | SOFR [Member] | First Year [Member]
Significant transactions [Abstract]
Interest rate spread				3.75%
NAFIN [Member] | SOFR [Member] | Second Year [Member]
Significant transactions [Abstract]
Interest rate spread				4.00%
NAFIN [Member] | SOFR [Member] | Third Year [Member]
Significant transactions [Abstract]
Interest rate spread				4.25%
Senior Notes [Member]
Significant transactions [Abstract]
Maturity date																					September 12, 2031
Payment of loans					$ 300,000,000
Interest rate spread					11.00%
Annual interest rate																									11.00%
Outstanding loan																									$ 300,000,000